Income Taxes (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Effective tax rate	8.90%
Marginal tax rate	26.00%
Deferred tax assets (in Dollars)	$ 25.8